Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Measurement

5. Fair Value Measurement

As of December 31, 2016 and December 31, 2017, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	154,594	—	154,594	—
Long-term investment
Available-for-sale investments	—	—	—	—

		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	95,345	—	95,345	—
Long-term investment
Available-for-sale investments	432,977	294,080	138,897	—
Investments held by consolidated investment fund	49,029	—	49,029	—

Available-for-sale investments consist of investments in trust products, asset management plans, contractual funds, real estate funds and preferred shares that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured either using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement, or using quoted prices in active markets which is classified within Level 1 measurement.

The investments held by the consolidated investment fund was established in 2017 and consisted of investment in limited partnership. As the limited partnership was newly established with limited operation, the fair value of the investments approximate the investments cost minus operating expense and is classified within Level 2 measurement.

The Company does not have assets or liabilities reported at fair value on a non-recurring basis during the periods presented.

The Company also has financial instruments that are not reported at fair value on the consolidated balance sheet but whose fair values are practicable to estimate. The Group believes the fair value of its financial instruments: principally cash and cash equivalents, restricted cash, accounts receivable, amount due from related parties, loan receivables from factoring business, short-term held-to-maturity investments, loan receivables, loan payables from factoring business and other payables approximate their recorded values due to the short-term nature of the instruments. The fair value of convertible note as of December 31, 2017 is RMB 980,589 (US$150,716), estimated by reference to the stock price of the Company by end of 2017.

The Group’s long-term investments consist of investment in private equity funds, held-to-maturity long-term fixed income products, and equity investments. As of December 31, 2016 and 2017, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

	As of December 31, 2016		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	95,569	95,420	—	—	95,420
Investment in other investments	116,851	238,804	—	—	238,804
Long-term investment – held-to-maturity:
Investment in fixed income products	134,500	135,861	—	135,861	—

	As of December 31, 2017		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	147,800	164,304	—	—	164,304
Investment in other investments	152,960	154,168	—	—	154,168
Long-term investment – held-to-maturity:
Investment in fixed income products	205,500	223,342	—	223,342	—

For the long-term investment in private equity funds the fair value was determined based on the Group’s equity holding percentage multiplied by the fair value of the underlying funds available from the financial information of the funds. The fair value of the underlying investments in these funds was estimated via a discounted cash flow model, using unobservable inputs mainly including assumptions about expected future cash flows based on information supplied by investees, degree of liquidity in the current credit markets and discount rate, and is thus classified as a Level 3 fair value measurement. The fair value of the equity investment in the private entity is also estimated using discounted cash flow model and is classified as a level 3 fair value measurement.

The fair value of long-term investment in fixed income products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.